INVESTMENT IN EQUITY AFFILIATES, JOINT VENTURES AND OTHER PROJECTS CONSTRUCTION ENTITIES (YAMAL), Yamal LNG Contribution to Combined Revenue (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue [Abstract]
Revenue			€ 5,365.2
Yamal [Member]
Revenue [Abstract]
Revenue	€ 396.9	€ 1,396.7	€ 2,087.6